Advances from customers and deferred revenue (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Advances from customers and deferred revenue
Deferred revenue, current	¥ 394,120		¥ 421,062
Advances from customers	18,137		25,819
Total current advances from customers and deferred revenue	412,257	$ 58,065	446,881
Deferred revenue, non-current	47,864		73,354
Total non-current deferred revenue	¥ 47,864	$ 6,742	¥ 73,354